EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
Schedule of basic earnings (losses) per share

	December 31,	December 31,	December 31,
	2022	2021	2020
Resulted of the year attributable to controlling shareholders	23,381,617	8,626,386	(10,724,828)
Weighted average number of shares in the year – in thousands	1,361,264	1,361,264	1,361,264
Weighted average treasury shares – in thousands	(31,043)	(12,042)	(12,042)
Weighted average number of outstanding shares – in thousands	1,330,221	1,349,222	1,349,222
Basic earnings (loss) per common share – R$	17.57724	6.39360	(7.94890)

Schedule of diluted earnings (losses) per share

	December 31,	December 31,	December 31,
	2022	2021	2020
Resulted of the year attributed to controlling shareholders	23,381,617	8,626,386	(10,724,828)
Weighted average number of shares during the year (except treasury shares) – in thousands	1,330,221	1,349,222	1,349,222
Average number of potential shares (stock options) - in thousands	317	327
Weighted average number of shares (diluted) – in thousands	1,330,538	1,349,549	1,349,222
Diluted earnings (loss) per common share – R$	17.57305	6.39205	(7.94890)